Term Loans (Details 1) (Term Loans [Member], USD $)	Dec. 31, 2013
Term Loans [Member]
Schedule of future maturities of debt
2014	$ 10,825,000
2015	7,925,001
2016	2,762,500
2017	5,687,501
2018
Total Principal payments	$ 27,200,002